Significant Accounting Policies - Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning	$ 24,521,000		$ 165,619,000
Additions		24,408,000	23,435,000
Exercised			(32,179,000)
Changes in fair value		141,211,000	(132,354,000)
Outstanding, ending		165,619,000	24,521,000
Embedded Derivative Liability [Member]
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning			848,000
Additions		223,000
Exercised			(260,000)
Changes in fair value		625,000	(588,000)
Outstanding, ending		848,000
June 2024 Warrants [Member]
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning			5,334,000
Additions		283,000
Exercised			(1,054,000)
Changes in fair value		5,051,000	(4,280,000)
Outstanding, ending		5,334,000
November 2024 Warrants [Member]
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning			12,468,000
Additions		664,000
Exercised			(2,079,000)
Changes in fair value		11,804,000	(10,389,000)
Outstanding, ending		12,468,000
Pre-funded Warrants [Member]
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning			52,682,000
Additions		5,085,000
Exercised			(10,229,000)
Changes in fair value		47,597,000	(42,453,000)
Outstanding, ending		52,682,000
Common Stock Warrant [Member]
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning			94,287,000
Additions		18,153,000
Exercised			(18,557,000)
Changes in fair value		76,134,000	(75,730,000)
Outstanding, ending		94,287,000
Private Placement Warrant [Member]
Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models [Line Items]
Outstanding, beginning	24,521,000
Additions			23,435,000
Exercised	(4,960,000)
Changes in fair value	(6,870,000)		1,086,000
Outstanding, ending	$ 12,691,000		$ 24,521,000